Share-based compensation - Schedule of Assumptions to Calculate Fair Value of Performance Stock Units (Detail) - Performance Stock Units [Member]	12 Months Ended
Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average expected term	3 years 11 days
Expected volatility	32.25%
Dividend yield	8.95%
Average risk free rate	1.38%